UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette
Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Massachusetts
Tax-Free
Income Fund

8.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

Trustees & officers
page 31

For more information
page 37


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute
(ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of its mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ KEITH F. HARTSTEIN

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from federal
and Massachusetts
personal income
taxes. In pursuing
this goal, the Fund
normally invests at
least 80% of its
assets in securities
of any maturity
exempt from federal
and Massachusetts
personal income
taxes.

Over the last twelve months

* Municipal bonds rallied, outpacing the broad taxable bond market.

* The Fund's performance was due to favorable security selection and greater interest rate sensitivity.

* Top-performing sectors included economic development and health care bonds.

[Bar chart with heading "John Hancock Massachusetts Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2005." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 5.21% total return for Class A. The second bar represents the 4.48% total return for Class B. The third bar represents the 4.48% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 4.3%   Massachusetts Turnpike Auth, 1-1-23, 5.125%
 3.4%   Holyoke Gas and Electric Department, 12-1-31, 5.000%
 3.3%   Route 3 North Transit Improvement Assoc, 6-15-29, 5.375%
 3.1%   Massachusetts Development Finance Agency, 11-1-28, 5.450%
 2.8%   Massachusetts Industrial Finance Agency, 12-1-20, 6.750%
 2.7%   Massachusetts Water Pollution Abatement Trust, 8-1-18, 5.250%
 2.4%   Puerto Rico Aqueduct and Sewer Auth, 7-1-11, 9.120%
 2.3%   Massachusetts Health and Educational Facilities Auth, 12-15-31, 9.200%
 2.3%   Massachusetts, Commonwealth of, 12-1-24, 5.500%
 2.3%   Puerto Rico, Commonwealth of, 7-1-18, 5.500%

As a percentage of net assets on August 31, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Massachusetts Tax-Free
Income Fund

Municipal bonds continued to perform well during the year ended August 31, 2005, outpacing the broad taxable bond market. The Lehman Brothers Municipal Bond Index returned 5.31% for the 12-month period, while the broad Lehman Brothers U.S. Aggregate Bond Index returned 4.15%.

The U.S. economy grew at a solid rate over the past year, reflecting resilient consumer spending, increasing capital expenditures and improving job growth. In view of this steady growth, the Federal Reserve raised short-term interest rates eight times during the 12-month period, increasing its federal funds rate target from 1.5% to 3.5%. Short-term bond yields rose in concert with the Fed rate hikes, but longer-term yields remained relatively low. Despite a dramatic swing in oil prices, long-term bond investors grew confident that the Fed's measured approach would keep inflation in check.

"Municipal bonds continued
 to perform well during the year
 ended August 31, 2005,
 outpacing the broad taxable
 bond market."

Lower-rated municipal bonds outperformed higher-quality issues during the one-year period. A combination of strong demand from yield-hungry investors, improving credit quality and a declining supply of lower-grade bonds contributed to their outperformance. As a result, the gap between the yields of high-quality and lower-quality bonds compressed significantly during the 12-month period.

Financial conditions in the state of Massachusetts remained strong during the period. The state continued to produce a budget surplus and make further progress on rebuilding its reserve funds, which resulted in a credit-rating upgrade from two of the three major rating agencies. A healthy economy boosted sales and income tax revenues, and local property tax revenues also remained strong. In addition, the state reduced its interest costs by refinancing some of its higher-yielding debt. An increase in debt issuance by the state over the past year was primarily used to finance government debt restructurings, such as creating a new funding mechanism for the Massachusetts Bay Transportation Authority that gives the MBTA greater independence while removing the state's need to back MBTA debt payments.

[Photos of Dianne Sales and Barry Evans flush right next to first paragraph.]

Fund performance

For the year ended August 31, 2005, John Hancock Massachusetts Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 5.21%, 4.48% and 4.48%, respectively, at net asset value. By comparison, the average Massachusetts municipal debt fund returned 4.54%, according to Lipper Inc.1 and the Lehman Brothers Municipal Bond Index returned 5.31%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The key to the Fund's performance was our continued emphasis on yield and individual security selection. Diligent credit research enabled us to identify attractively valued securities with above-average yields and strong total-return prospects. Greater interest rate sensitivity also proved valuable as longer-term bonds rallied during the period.

Lower-grade bonds outperformed

Reflecting the trend in the broader municipal market, the portfolio's lower-grade credits posted the best results. The top performers included the portfolio's industrial development and pollution control bonds, which are tied to corporate projects. They benefited as the robust economic environment helped strengthen corporate balance sheets and improve credit quality.

"Reflecting the trend in the broader
 municipal market, the portfolio's
 lower-grade credits posted the
 best results."

Other lower-rated bonds that performed well during the one-year period included non-profits and other dedicated revenue bonds.

Health care bonds rallied

Many of the lower-quality bonds in the Massachusetts municipal market come from the health care sector, and this portion of the portfolio also produced solid gains during the period. In particular, bonds financing assisted-living facilities were among the best-performing health care holdings in the portfolio. However, we have been cautiously selective in the health care segment of the market because health and human services funding is a frequent target when budgets grow tight. We have focused on health care securities that are well positioned to withstand any state funding cuts.

[Table at top left-hand side of page entitled "Sector Distribution2." The first listing is Revenue bonds - Other 22%, the second is Revenue bonds - Transportation 17%, the third General obligation 15%, the fourth Revenue bonds - Education 13%, the fifth Revenue bonds - Health 13%, the sixth Revenue bonds - Electric 4%, the seventh Revenue bonds - Industrial development 4%, the eighth Revenue bonds - Pollution 4%, the ninth Revenue bonds - Water & sewer 3%, the tenth Revenue bonds - Economic development 1%, the eleventh Revenue bonds - Resource recovery 1%, the twelfth Revenue bonds - Correctional facility 1%, the thirteenth Revenue bonds - Public facility 1%, and the fourteenth Revenue bonds - Housing 1%.]

Essential-purpose and sales-tax bonds lagged

With lower-rated and longer-term bonds providing the best results during the one-year period, the laggards tended to be higher-quality bonds with stable revenue streams that did not benefit as much from the general improvement in credit quality. A typical example was essential-purpose bonds, which are backed by revenues from basic services like water and sewer.

Sales-tax revenue bonds also posted modest results over the past 12 months. A significant increase in the supply of sales-tax bonds, along with their high credit quality, muted the gains in this sector of the Massachusetts municipal market.

[Pie chart at middle of page with heading "Portfolio diversification2." The chart is divided into three sections (from top to left): Revenue bonds 84%, General obligation bonds 15% and Short-term investments & other 1%.]

Outlook

The aftereffects of Hurricane Katrina are likely to dampen economic growth in the coming months, which could lead the Fed to slow the pace of its rate hikes. However, we would also expect a slower economy to restrain overall inflation, despite potential increases in the prices of oil and other commodities. These are all factors that bode well for the bond market.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Lower-quality bonds followed by an up arrow with the phrase "Boosted by improving credit quality and increased demand." The second listing is Corporate-related bonds followed by an up arrow with the phrase "Benefited from robust economy and improving corporate balance sheets." The third listing is Shorter-term bonds followed by a down arrow with the phrase "Declined as the Fed raised short-term interest rates."]

Municipal bonds are attractively valued relative to other segments of the bond market. As of August 31, 2005, the yield on a 30-year, AAA-rated general obligation bond was 99% of the yield on a Treasury bond of comparable maturity. This relative yield relationship provides strong value for the tax-exempt investor and could sustain the healthy demand for municipal securities by attracting non-traditional investors to the municipal market.

"Municipal bonds are attractively
 valued relative to other segments of
 the bond market."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2005

                                           Class A      Class B      Class C
Inception date                              9-3-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      0.48%       -0.52%        3.48%
Five years                                    5.45         5.37         5.69
Ten years                                     5.55           --           --
Since inception                                 --         5.35         4.60

Cumulative total returns with maximum sales charge (POP)
One year                                      0.48        -0.52         3.48
Five years                                   30.41        29.91        31.91
Ten years                                    71.64           --           --
Since inception                                 --        59.05        33.42

SEC 30-day yield as of August 31, 2005
                                              3.69         3.17         3.17

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index

8-31-95        $10,000       $9,500      $10,000
9-30-95         10,071        9,621       10,063
2-29-96         10,475       10,007       10,487
8-31-96         10,479       10,011       10,524
2-28-97         11,070       10,576       11,064
8-31-97         11,512       10,997       11,497
2-28-98         12,136       11,594       12,076
8-31-98         12,620       12,056       12,491
2-28-99         12,875       12,300       12,818
8-31-99         12,508       11,949       12,563
2-29-00         12,366       11,814       12,533
8-31-00         13,154       12,567       13,399
2-28-01         13,859       13,240       14,100
8-31-01         14,528       13,879       14,770
2-28-02         14,670       14,015       15,064
8-31-02         15,333       14,648       15,692
2-28-03         15,882       15,172       16,219
8-31-03         15,881       15,171       16,184
2-29-04         17,028       16,268       17,240
8-31-04         17,079       16,316       17,335
2-28-05         17,492       16,710       17,750
8-31-05         17,967       17,164       18,255

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,255 as of August 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Massachusetts Tax-Free Income Fund, without sales charge
(NAV), and is equal to $17,967 as of August 31, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Massachusetts Tax-Free Income Fund, with sales charge (POP), and is equal to $17,164 as of August 31, 2005.]

                                       Class B 1    Class C 1
Period beginning                       10-3-96       4-1-99
Massachusetts Tax-Free Income Fund     $15,905      $13,342
Index                                   17,108       14,222

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,027.30                  $5.47
Class B               1,023.70                   9.01
Class C               1,023.70                   9.01

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,019.80                  $5.45
Class B               1,016.30                   8.97
Class C               1,016.30                   8.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.77% and 1.77% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2005

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

                                                   Interest       Maturity     Credit     Par value
State, issuer, description                             rate       date         rating (A)     (000)           Value
Tax-exempt long-term bonds 99.45%                                                                      $103,954,248
(Cost $95,932,992)

Florida 0.53%                                                                                               550,280
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                        10.000%      10-01-33     BB              $500         550,280

Massachusetts 89.14%                                                                                     93,179,829
Boston City Industrial Development
Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj                                        7.375       05-15-15     BBB              225         225,711
Boston Water and Sewer Commission,
Rev Ref Sr Ser 1992A                                  5.750       11-01-13     AA               500         560,410
Freetown Lakeville Regional School District,
Gen Oblig Unltd                                       5.000       07-01-23     AAA            1,000       1,080,380
Holyoke Gas and Electric Department,
Rev Ser 2001A                                         5.000       12-01-31     Aaa            3,410       3,587,490
Massachusetts Bay Transportation Auth,
Rev Preref Spec Assessment Ser 2000A                  5.250       07-01-30     AAA              780         853,242
Rev Ref Ser 1994A                                     7.000       03-01-14     AA             1,000       1,220,360
Rev Ref Spec Assessment Ser 2005A (N)                 5.000       07-01-21     AAA            1,000       1,088,220
Rev Ser 1997D                                         5.000       03-01-27     AAA            1,000       1,040,140
Rev Spec Assessment Ser 2004A                         5.000       07-01-34     AAA            1,000       1,061,510
Rev Unref Bal Spec Assessment
Ser 2000A                                             5.250       07-01-30     AAA              220         235,961
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B                           Zero       05-01-19     AAA            1,000         559,090
Massachusetts Development
Finance Agency,
Rev Belmont Hill School                               5.000       09-01-31     A              1,000       1,044,960
Rev Boston Univ Ser 2002R-2 (P)                       2.240       10-01-42     AAA              970         970,000
Rev Boston Univ Ser 2002R-4 (P)                       2.240       10-01-42     AAA              400         400,000
Rev Boston Univ Ser 2005T-1                           5.000       10-01-35     AAA              500         532,590
Rev Curry College Ser 2005A                           4.500       03-01-25     A              1,000         972,160

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                   Interest       Maturity     Credit     Par value
State, issuer, description                             rate       date         rating (A)     (000)           Value
Massachusetts (continued)
Massachusetts Development
Rev Plantation Apts Hsg Prog
Ser 2004A                                             5.000%      12-15-24     AAA           $2,320      $2,343,873
Rev Ref Combined Jewish
Philanthropies Ser 2002A                              5.250       02-01-22     Aa3            1,875       2,050,500
Rev Ref Resource Recovery
Southeastern MA Sys Ser 2001A                         5.625       01-01-16     AAA              500         552,470
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B                              5.500       12-01-19     BBB            1,500       1,537,185
Rev Volunteers of America Concord
Ser 2000A                                             6.900       10-20-41     AAA            1,000       1,129,240
Rev YMCA Greater Boston Iss (G)                       5.450       11-01-28     AA             3,000       3,249,510
Rev YMCA Greater Boston Iss (G)                       5.350       11-01-19     AA             1,000       1,080,180
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)               9.200       12-15-31     BB             2,000       2,432,840
Rev Dana Farber Cancer Proj Ser 1995G                 6.250       12-01-22     A                500         514,225
Rev Harvard Univ Iss Ser 2000W                        6.000       07-01-35     Aaa            1,000       1,136,850
Rev Jordan Hosp Ser 2003E                             6.750       10-01-33     BBB-           1,500       1,664,295
Rev Ref Amherst College Ser 2005I (P)                 2.370       11-01-28     AAA              100         100,000
Rev Ref Boston College Iss Ser 1998L                  5.000       06-01-26     AA-            1,000       1,032,330
Rev Ref Boston College Iss Ser 1998L                  4.750       06-01-31     AA-            1,000       1,010,190
Rev Ref Emerson Hosp Ser 2005E                        5.000       08-15-35     AA             1,000       1,036,490
Rev Ref Harvard Pilgrim Health
Ser 1998A                                             5.000       07-01-18     AAA            1,000       1,033,250
Rev Ref New England Med Ctr Hosp
Ser 2002H                                             5.000       05-15-25     AAA            1,000       1,064,300
Rev Ref Partners Healthcare Sys
Ser 2001C                                             5.750       07-01-32     AA-            1,000       1,108,580
Rev Ref South Shore Hosp Ser 1999F                    5.750       07-01-29     A              1,000       1,047,250
Rev Ref Williams College Ser 2003H                    5.000       07-01-33     AA+            1,500       1,583,415
Rev Simmons College Ser 2000D                         6.150       10-01-29     AAA            1,000       1,144,850
Rev Univ of Mass Worcester Campus
Ser 2001B                                             5.250       10-01-31     AAA            1,500       1,625,565
Rev Wheelock College Ser 2000B                        5.625       10-01-30     Aaa            1,000       1,096,680
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A                              5.800       07-01-30     AAA            1,000       1,050,130
Rev Ser 2003B                                         4.700       12-01-16     AA-            2,310       2,344,442
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)                                        8.000       09-01-27     BB             2,000       2,129,220
Rev Assisted Living Facil TNG Marina
Assumption College                                    6.000       07-01-26     AAA            1,000       1,045,670
Rev Dana Hall School Iss                              5.800       07-01-17     Baa2           1,090       1,162,812

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                   Interest       Maturity     Credit     Par value
State, issuer, description                             rate       date         rating (A)     (000)           Value
Massachusetts (continued)
Massachusetts Industrial Finance
Agency, (continued)
Rev Glenmeadow Retirement Community
Ser 1996C (G)                                         8.375%      02-15-18     AA            $1,000      $1,042,560
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A                              5.600       12-01-19     BBB              500         514,220
Rev Wtr Treatment American Hingham Proj               6.900       12-01-29     A              1,210       1,264,462
Rev Wtr Treatment American Hingham Proj               6.750       12-01-20     A              2,780       2,899,846
Massachusetts Municipal Wholesale
Electric Co,
Rev Pwr Supply Sys (P)                                8.868       07-01-18     AAA            1,000       1,023,940
Massachusetts Port Auth,
Rev Ser 1999C                                         5.750       07-01-29     AAA            1,250       1,393,700
Rev Spec Facil US Air Proj Ser 1996A                  5.750       09-01-16     AAA            1,000       1,033,410
Massachusetts Special Obligation
Dedicated Tax, Rev                                    5.250       01-01-26     AAA            1,000       1,117,070
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A                    5.125       01-01-23     AAA            4,300       4,484,814
Rev Ref Metro Hwy Sys Sr Ser 1997A                    5.000       01-01-37     AAA              300         311,127
Rev Ref Metro Hwy Sys Sr Ser 1997C                     Zero       01-01-20     AAA            1,000         541,940
Massachusetts Water Pollution
Abatement Trust,
Rev Preref Pool Prog Ser 7                            5.125       02-01-31     AAA              645         709,126
Rev Ref Pool Prog Ser 9                               5.250       08-01-18     AAA            2,500       2,812,500
Rev Unref Bal Pool Prog Ser 7                         5.125       02-01-31     AAA            1,775       1,868,134
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref                                     5.500       11-01-17     AAA            1,000       1,167,520
Gen Oblig Ltd Ref Ser 2001C                           5.375       12-01-19     AA             1,000       1,115,670
Gen Oblig Ltd Ref Ser 2002C                           5.500       11-01-15     AA             1,000       1,153,790
Gen Oblig Ltd Ref Ser 2004B                           5.250       08-01-20     AA             1,000       1,150,330
Gen Oblig Unltd Ref Ser 2004C                         5.500       12-01-24     AAA            2,000       2,409,000
Narragansett Regional School District,
Gen Oblig Unltd                                       5.375       06-01-18     Aaa            1,000       1,098,580
Pittsfield, City of,
Gen Oblig Ltd                                         5.000       04-15-19     AAA            1,000       1,084,470
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj          5.000       04-01-22     AAA            1,000       1,063,200
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B                   Zero       07-01-18     Aaa            1,750         881,703
Rev Cap Apprec Rte 128 Pkg Ser 1999B                   Zero       07-01-19     Aaa            2,415       1,139,131
Route 3 North Transit Improvement Associates,
Rev Lease                                             5.375       06-15-29     AAA            3,100       3,405,970
Rev Ref Lease Ser 2002B (P)                           2.360       06-15-33     AAA              600         600,000
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A                     5.125       11-01-25     AAA            1,000       1,093,100

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                   Interest       Maturity     Credit     Par value
State, issuer, description                             rate       date         rating (A)     (000)           Value
Puerto Rico 9.78%                                                                                       $10,224,139
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                     9.120%      07-01-11     AAA           $2,000       2,541,360
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y                              6.250       07-01-14     A                955       1,149,801
Rev Unref Bal Hwy Ser 1996Y                           6.250       07-01-14     A                 45          53,353
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd)                      5.000       07-01-27     AAA            1,000       1,052,530
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ref Ser 2001A                         5.500       07-01-18     AAA            2,000       2,356,080
Gen Oblig Unltd Ser 975 (P)                           7.300       07-01-18     Aaa            1,500       1,795,815
Rev Inverse Floater (P)                               8.970       07-01-11     AAA            1,000       1,275,200

                                                                           Interest       Par value
Issuer, description, maturity date                                             rate            (000)          Value
Short-term investments 0.36%                                                                               $379,000
(Cost $379,000)

Joint Repurchase Agreement 0.36%                                                                            379,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley -- Dated 8-31-05, due 9-1-05
(secured by U.S. Treasury Inflation Indexed Note 1.875%,
due 7-15-13)                                                                 3.550%            $379         379,000

Total investments 99.81%                                                                               $104,333,248

Other assets and liabilities, net 0.19%                                                                    $202,750

Total net assets 100.00%                                                                               $104,535,998


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(N) This security having an aggregate value of $1,088,220 or 1.04% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $1,105,559 of Massachusetts Turnpike Auth, 5.125%, 1-1-23 has been segregated to cover the when-issued commitment.

(P) Represents rate in effect on August 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS


ASSETS AND
LIABILITIES

August 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $96,311,992)                          $104,333,248
Cash                                                                      302
Receivable for shares sold                                            164,956
Interest receivable                                                 1,285,398
Other assets                                                            6,324

Total assets                                                      105,790,228

Liabilities
Payable for investments purchased                                   1,077,920
Payable for shares repurchased                                         49,378
Dividends payable                                                      10,715
Payable to affiliates
Management fees                                                        46,550
Distribution and service fees                                           6,994
Other                                                                   7,370
Other payables and accrued expenses                                    55,303

Total liabilities                                                   1,254,230

Net assets
Capital paid-in                                                    96,534,600
Accumulated net realized loss on investments
and swap contracts                                                    (27,200)
Net unrealized appreciation of investments                          8,021,256
Accumulated net investment income                                       7,342

Net assets                                                       $104,535,998

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($75,910,536 [DIV] 5,897,180 shares)                           $12.87
Class B ($20,227,728 [DIV] 1,571,448 shares)                           $12.87
Class C ($8,397,734 [DIV] 652,403 shares)                              $12.87

Maximum offering price per share
Class A 1 ($12.87 [DIV] 95.5%)                                         $13.48

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $5,355,318

Total investment income                                             5,355,318

Expenses
Investment management fees                                            510,595
Class A distribution and service fees                                 218,616
Class B distribution and service fees                                 211,648
Class C distribution and service fees                                  80,822
Transfer agent fees                                                    70,596
Custodian fees                                                         45,269
Professional fees                                                      30,351
Miscellaneous                                                          29,834
Printing                                                               25,550
Accounting and legal services fees                                     24,360
Registration and filing fees                                           14,567
Trustees' fees                                                          4,874
Interest                                                                1,846

Total expenses                                                      1,268,928
Less expense reductions                                                  (206)

Net expenses                                                        1,268,722

Net investment income                                               4,086,596
Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                           119,472
Swap contracts                                                        (93,916)
Change in net unrealized appreciation
(depreciation) of investments                                         926,725

Net realized and unrealized gain                                      952,281

Increase in net assets from operations                             $5,038,877

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                   Year            Year
                                                  ended           ended
                                                8-31-04         8-31-05
Increase (decrease) in net assets
From operations

Net investment income                        $4,133,220      $4,086,596

Net realized gain                                58,667          25,556
Change in net unrealized
appreciation (depreciation)                   2,657,656         926,725

Increase in net assets resulting
from operations                               6,849,543       5,038,877

Distributions to shareholders
From net investment income
Class A                                      (2,961,505)     (3,022,337)
Class B                                        (837,561)       (729,933)
Class C                                        (269,816)       (278,232)
                                             (4,068,882)     (4,030,502)
From Fund share transactions                  2,139,369       2,336,559

Net assets
Beginning of period                          96,271,034     101,191,064

End of period 1                            $101,191,064    $104,535,998

1 Includes accumulated net investment income of $6,806 and $7,342, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                              8-31-01     8-31-02 1   8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                        $11.80      $12.41      $12.50      $12.38      $12.75
Net investment income 2                      0.59        0.58        0.57        0.56        0.54
Net realized and unrealized
gain (loss) on investments                   0.61        0.08       (0.13)       0.36        0.11
Total from
investment operations                        1.20        0.66        0.44        0.92        0.65
Less distributions
From net investment income                  (0.59)      (0.57)      (0.56)      (0.55)      (0.53)
Net asset value, end of period             $12.41      $12.50      $12.38      $12.75      $12.87
Total return 3 (%)                          10.44 4      5.54        3.57        7.55        5.21

Ratios and supplemental data
Net assets, end of period
(in millions)                                 $63         $65         $66         $71         $76
Ratio of expenses
to average net assets (%)                    0.97        1.03        1.02        1.01        1.04
Ratio of adjusted expenses
to average net assets 5 (%)                  1.05          --          --          --          --
Ratio of net investment income
to average net assets (%)                    4.90        4.72        4.54        4.40        4.20
Portfolio turnover (%)                         17          15          13          44          26

See notes to
financial statements.

FINANCIAL HIGHLIGHTS



CLASS B SHARES

Period ended                              8-31-01     8-31-02 1   8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                        $11.80      $12.41      $12.50      $12.38      $12.75
Net investment income 2                      0.51        0.50        0.49        0.47        0.45
Net realized and unrealized
gain (loss) on investments                   0.61        0.08       (0.13)       0.36        0.11
Total from
investment operations                        1.12        0.58        0.36        0.83        0.56
Less distributions
From net investment income                  (0.51)      (0.49)      (0.48)      (0.46)      (0.44)
Net asset value, end of period             $12.41      $12.50      $12.38      $12.75      $12.87
Total return 3 (%)                           9.67 4      4.80        2.85        6.80        4.48

Ratios and supplemental data
Net assets, end of period
(in millions)                                 $19         $23         $23         $23         $20
Ratio of expenses
to average net assets (%)                    1.67        1.73        1.72        1.71        1.74
Ratio of adjusted expenses
to average net assets 5 (%)                  1.75          --          --          --          --
Ratio of net investment income
to average net assets (%)                    4.20        4.02        3.83        3.70        3.50
Portfolio turnover (%)                         17          15          13          44          26

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                              8-31-01     8-31-02 1   8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                        $11.80      $12.41      $12.50      $12.38      $12.75
Net investment income 2                      0.51        0.50        0.48        0.47        0.45
Net realized and unrealized
gain (loss) on investments                   0.61        0.08       (0.12)       0.36        0.11
Total from
investment operations                        1.12        0.58        0.36        0.83        0.56
Less distributions
From net investment income                  (0.51)      (0.49)      (0.48)      (0.46)      (0.44)
Net asset value, end of period             $12.41      $12.50      $12.38      $12.75      $12.87
Total return 3 (%)                           9.67 4      4.80        2.85        6.80        4.48

Ratios and supplemental data
Net assets, end of period
(in millions)                                  $2          $4          $7          $8          $8
Ratio of expenses
to average net assets (%)                    1.67        1.73        1.72        1.71        1.74
Ratio of adjusted expenses
to average net assets 5 (%)                  1.75          --          --          --          --
Ratio of net investment income
to average net assets (%)                    4.20        4.02        3.81        3.69        3.49
Portfolio turnover (%)                         17          15          13          44          26

1 As required, effective 9-1-01, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Does not take into consideration expense reductions during the period shown.


See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts, if any, is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had no interest rate swap contracts open on August 31, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $13,349 and exempt income $4,055,533. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $14,051 and exempt income $4,016,451. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2005, the components of distributable earnings on a tax basis included $22,256 of undistributed exempt income and $31,060 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $206 which had no impact on the Fund's ratio of expenses to average net assets, for the year ended August 31, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2005, JH Funds received net up-front sales charges of $201,390 with regard to sales of Class A shares. Of this amount, $25,930 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $127,635 was paid as sales commissions to unrelated broker-dealers and $47,825 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2005, CDSCs received by JH Funds amounted to $37,563 for Class B shares and $542 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total monthly transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $24,360. The Fund also paid the Adviser the amount of $456 for certain publishing services, included in the printing fees and the amount of $1,509 for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as an affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04            Year ended 8-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         827,723     $10,482,174     1,007,973     $12,886,558
Distributions reinvested     168,113       2,128,254       162,256       2,075,588
Repurchased                 (749,433)     (9,428,790)     (823,719)    (10,538,080)
Net increase                 246,403      $3,181,638       346,510      $4,424,066

Class B shares
Sold                         156,152      $1,983,330       110,647      $1,414,629
Distributions reinvested      44,634         565,032        33,671         430,661
Repurchased                 (318,196)     (4,019,229)     (345,491)     (4,417,029)
Net decrease                (117,410)    ($1,470,867)     (201,173)    ($2,571,739)

Class C shares
Sold                         152,291      $1,934,096       132,445      $1,693,309
Distributions reinvested      13,706         173,431        14,229         182,007
Repurchased                 (131,799)     (1,678,929)     (108,776)     (1,391,084)
Net increase                  34,198        $428,598        37,898        $484,232

Net increase                 163,191      $2,139,369       183,235      $2,336,559


Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2005, aggregated $29,138,367 and $26,442,372, respectively.

The cost of investments owned on August 31, 2005, including short-term investments, for federal income tax purposes, was $96,165,471. Gross unrealized appreciation and depreciation of investments aggregated $8,167,777 and zero, respectively, resulting in net unrealized appreciation of $8,167,777. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and accretion of discounts on debt securities.

Note E
Reclassification of accounts

During the year ended August 31, 2005, the Fund reclassified amounts to reflect an accumulated net realized loss on investments of $11,350, a decrease in accumulated net investment income of $55,558 and an increase in capital paid-in of $44,208. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and accretion of market discount tax adjustment. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 5,524,095 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                               WITHHELD
                              FOR             AUTHORITY
-------------------------------------------------------
James F. Carlin               5,471,506          52,589
Richard P. Chapman, Jr.       5,469,687          54,408
William H. Cunningham         5,463,210          60,885
Ronald R. Dion                5,472,090          52,005
Charles L. Ladner             5,472,463          51,632
Dr. John A. Moore             5,472,463          51,632
Patti McGill Peterson         5,465,059          59,036
Steven R. Pruchansky          5,469,528          54,567
James A. Shepherdson*         5,467,709          56,386

* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS'
REPORT

Report of
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Massachusetts Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the "Fund") at August 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2005.

None of the 2005 income dividends qualify for the corporate dividends-received deduction. Shareholders, who are not subject to the alternative minimum tax, received income dividends that are 99.65% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 14.02%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock
Massachusetts Tax-
Free Income Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Tax-Exempt Series Fund (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the John Hancock Massachusetts Tax-Free Income Fund (the "Fund").

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was consistently higher than the median and average performance of its Universe and was higher than or not appreciably lower than the performance of its benchmark indexes, the Lipper Massachusetts Municipal Debt Funds Index and the Lehman Municipal Bond Index, for the time periods under review.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group's and Universe's median total operating expense ratio. The Board also noted that the most significant contributors to such difference were the Fund's other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, and transfer agency expense. The Board favorably considered the Adviser's and transfer agent's commitment to developing initiatives designed to reduce their overall fees and expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall performance and plans to reduce the Fund's overall fees and expenses supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Ronald R. Dion, Born: 1946                                                                  2005                53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940                                                                 2005                53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       1987                53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           2005                148
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


31


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               2005                148
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner, 2 Born: 1938                                                             2004                148
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore, 2 Born: 1939                                                                 1996                53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            2005                53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee 3
James R. Boyle, Born: 1959                                                                  2005                148
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).


32


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; President, John Hancock Trust;
Chairman and President, NM Capital Management, Inc. (NM Capital) (since
2005); Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); Executive Vice President, John Hancock Funds
(until 2005).

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds; Assistant Treasurer of each of the John
Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947                                                                                2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments --
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments -- Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955                                                                                      2005
Executive Vice President and Chief Financial Officer
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign Asset
Management Corp., the Berkeley Financial Group, LLC and John Hancock Funds,
LLC (since 2005); Vice President and General Manager, Fixed Annuities, U.S.
Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (July 2000 thru September 2004).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

---------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

---------------------------------------------------------
Allocation            Allocation Growth + Value Portfolio
                      Allocation Core Portfolio

---------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

---------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

---------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

---------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

---------------------------------------------------------

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock Funds
investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               380 Stuart Street
                                                Boston, MA 02116

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Massachusetts Tax-Free Income Fund.


7700A   8/05
       10/05

JOHN HANCOCK
New York Tax-Free
Income Fund

8.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

Trustees & officers
page 31

For more information
page 37


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute
(ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of its mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ KEITH F. HARTSTEIN

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from fed
eral, New York State
and New York City
personal income
taxes. In pursuing
this goal, the fund
normally invests at
least 80% of its
assets in securities of
any maturity exempt
from federal and
New York personal
income taxes.

Over the last twelve months

* Municipal bonds rallied, outpacing the broad taxable bond market.

* The Fund performed in line with its peer group average thanks to favorable security selection and greater interest rate sensitivity.

* Top-performing sectors included tobacco, education and transportation bonds.

[Bar chart with heading "John Hancock New York Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2005." The chart is scaled in increments of 3% with 0% at the bottom and 6% at the top. The first bar represents the 5.50% total return for Class A. The second bar represents the 4.77% total return for Class B. The third bar represents the 4.77% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 3.9%   Puerto Rico Aqueduct and Sewer Auth, 7-1-11, 9.120%
 3.5%   New York State Dormitory Auth, 5-15-19, 5.500%
 3.4%   Port Auth of New York and New Jersey, 7-15-18, 5.500%
 3.4%   New York State Dormitory Auth, 11-15-23, 5.250%
 2.9%   Triborough Bridge & Tunnel Auth, 1-1-21, 6.125%
 2.5%   New York City Municipal Water Finance Auth, 6-15-33, 5.500%
 2.5%   New York, City of, 12-1-17, 5.250%
 2.4%   Virgin Islands Public Finance Auth, 10-1-18, 5.875%
 2.4%   Port Auth of New York and New Jersey, 10-1-19, 6.750%
 2.4%   Islip Community Development Agency, 3-1-26, 7.500%

As a percentage of net assets on August 31, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
New York Tax-Free
Income Fund

Municipal bonds continued to perform well during the year ended August 31, 2005, outpacing the broad taxable bond market. The Lehman Brothers Municipal Bond Index returned 5.31% for the 12-month period, while the broad Lehman Brothers U.S. Aggregate Bond Index returned 4.15%.

The U.S. economy grew at a solid rate over the past year, reflecting resilient consumer spending, increasing capital expenditures and improving job growth. In view of this steady growth, the Federal Reserve raised short-term interest rates eight times during the 12-month period, increasing its federal funds rate target from 1.5% to 3.5%. Short-term bond yields rose in concert with the Fed rate hikes, but longer-term yields remained relatively low. Despite a dramatic swing in oil prices, long-term bond investors grew confident that the Fed's measured approach would keep inflation in check.

"Municipal bonds continued
 to perform well during the
 year ended August 31, 2005,
 outpacing the broad taxable
 bond market."

Lower-rated municipal bonds outperformed higher-quality issues during the one-year period. A combination of strong demand from yield-hungry investors, improving credit quality and a declining supply of lower-grade bonds contributed to their outperformance. As a result, the gap between the yields of high-quality and lower-quality bonds compressed significantly during the 12-month period.

Overall, municipal credit quality improved during the past year. In New York, tax revenues -- including sales, property and individual income taxes -- all benefited from the healthy economy, enabling both the state and New York City to meet seemingly aggressive budget projections. In addition, the state and city governments reduced interest costs by proactively refinancing some of their higher-yielding debt.

Fund performance

For the year ended August 31, 2005, John Hancock New York Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 5.50%, 4.77% and 4.77%, respectively, at net asset value. By comparison, the average New York municipal debt fund returned 4.96%, according to Lipper, Inc.,1 and the Lehman Brothers Municipal Bond Index returned 5.31%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Dianne Sales and Barry Evans flush right next to first paragraph.]

The key to the Fund's performance was our continued emphasis on yield and individual security selection. Diligent credit research enabled us to identify attractively valued securities with above-average yields and strong total-return prospects. Greater interest rate sensitivity also proved valuable as longer-term bonds rallied during the period.

Tobacco bonds smoked

The best-performing sector in the portfolio was tobacco bonds backed by the proceeds from a legal settlement between the state of New York (in concert with 45 other states) and the major tobacco companies. The Fund's tobacco holdings, which gained more than 14% as a group, comprised about 5% of the portfolio throughout the one-year period.

"The best-performing sector in the
 portfolio was tobacco bonds..."

Tobacco bonds benefited from a series of favorable litigation outcomes and the addition of another tobacco company to the settlement agreement. In addition, as their yields declined, tobacco bonds became candidates for refinancing. Some New York issuers pre-refunded existing tobacco bonds during the period, further elevating the sector's returns. In a pre-refunding, a municipality issues new bonds and invests the proceeds in Treasury securities until needed to pay off the older bonds. The Treasury-bond backing typically enhances the credit quality of the old bonds, which in turn has a positive impact on their value.

Tobacco bonds have been the performance leaders in the portfolio for the past two years. Despite continued litigation in the New York courts, we believe that these securities continue to provide attractive relative value, and we plan to maintain exposure to this segment of the municipal market.

[Table at top left-hand side of page entitled "Sector Distribution2." The first listing is Revenue bonds - Other 18%, the second is Revenue bonds - Education 17%, the third Revenue bonds - Water & sewer 13%, the fourth Revenue bonds - Health 10%, the fifth Revenue bonds - Industrial development 8%, the sixth General obligation 8%, the seventh Revenue bonds
- Sales tax 6%, the eighth Revenue bonds - Tobacco 6%, the ninth Revenue bonds - Public facility 4%, the tenth Revenue bonds - Transportation 4%, the eleventh Revenue bonds - Pollution 2%, the twelfth Revenue bonds - Electric 2%, and the thirteenth Revenue bonds - Housing 1%.]

Economic development bonds posted strong gains

Reflecting the trend in the broader municipal market, the portfolio's lower-grade credits fared well during the period. The better performers included the portfolio's industrial development and pollution control bonds, which are generally tied to corporate projects. They benefited as the healthy economy helped strengthen revenues and improve credit quality. Special-tax bonds, which typically finance land-based development, also posted solid gains as real estate remained a driving force in the economy.

[Pie chart at middle of page with heading "Portfolio diversification2." The chart is divided into three sections (from top to left): Revenue bonds 91%, General obligation bonds 8% and Short-term investments & other 1%. ]

Essential-purpose and short-term bonds lagged

With lower-rated and longer-term bonds providing the best results during the one-year period, the laggards tended to be higher-quality bonds with stable revenue streams that did not benefit as much from the general improvement in credit quality. Good examples included essential-purpose bonds, which are backed by revenues from basic services like water and sewer, and education bonds.

In addition, bonds that are expected to be called away within the next few years produced modest returns. Because these securities trade like shorter-term bonds, they were held in check by the Fed's series of short-term interest rate hikes.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation outcomes and refinancing." The second listing is Lower-quality bonds followed by an up arrow with the phrase "Boosted by improving credit quality and increased demand." The third listing is Shorter-term bonds followed by a down arrow with the phrase "Declined as the Fed raised short-term interest rates."]

Outlook

The aftereffects of Hurricane Katrina are likely to dampen economic growth in the coming months, which could lead the Fed to slow the pace of its rate hikes. However, we would also expect a slower economy to restrain overall inflation despite potential increases in the prices of oil and other commodities. These are all factors that bode well for the bond market.

"Municipal bonds are attractively
 valued relative to other segments of
 the bond market."

Municipal bonds are attractively valued relative to other segments of the bond market. As of August 31, 2005, the yield on a 30-year, AAA-rated general obligation bond was 99% of the yield on a Treasury bond of comparable maturity. This relative yield relationship provides strong value for the tax-exempt investor and could sustain the healthy demand for municipal securities by attracting non-traditional investors to the municipal market.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2005

                                           Class A      Class B      Class C
Inception date                             9-13-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      0.73%       -0.23%        3.77%
Five years                                    4.98         4.89         5.22
Ten years                                     5.28           --           --
Since inception                                 --         5.01         4.33

Cumulative total returns with maximum sales charge (POP)
One year                                      0.73        -0.23         3.77
Five years                                   27.51        26.96        28.97
Ten years                                    67.24           --           --
Since inception                                 --        54.52        31.28

SEC 30-day yield as of August 31, 2005        3.70         3.18         3.18

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index

8-31-95        $10,000       $9,500      $10,000
9-30-95         10,055        9,602       10,063
2-29-96         10,535       10,061       10,487
8-31-96         10,523       10,049       10,524
2-28-97         11,031       10,534       11,064
8-31-97         11,521       11,002       11,497
2-28-98         12,109       11,564       12,076
8-31-98         12,513       11,950       12,491
2-28-99         12,774       12,199       12,818
8-31-99         12,378       11,821       12,563
2-29-00         12,268       11,716       12,533
8-31-00         13,114       12,524       13,399
2-28-01         13,930       13,303       14,100
8-31-01         14,628       13,970       14,770
2-28-02         14,684       14,023       15,064
8-31-02         15,219       14,534       15,692
2-28-03         15,642       14,938       16,219
8-31-03         15,436       14,742       16,184
2-29-04         16,533       15,789       17,240
8-31-04         16,601       15,854       17,335
2-28-05         17,016       16,250       17,750
8-31-05         17,513       16,724       18,255

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,255 as of August 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock New York Tax-Free Income Fund, without sales charge, and is equal to $17,513 as of August 31, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock New York Tax-Free Income Fund, with sales charge, and is equal to $16,724 as of August 31, 2005.]

                                    Class B 1    Class C 1
Period beginning                    10-3-96       4-1-99
New York Tax-Free Income Fund       $15,452      $13,128
Index                                17,108       14,222

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,029.30                  $5.58
Class B               1,025.70                   9.12
Class C               1,025.70                   9.12

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,019.70                  $5.55
Class B               1,016.20                   9.07
Class C               1,016.20                   9.07

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.78% and 1.79% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2005

This schedule has two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

                                                     Interest     Maturity       Credit     Par value
State, issuer, description                               rate     date           rating (A)     (000)           Value
Tax-exempt long-term bonds 98.80%                                                                         $64,634,616
(Cost $59,032,238)

Florida 0.84%                                                                                                 550,280
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                          10.000%    10-01-33       BB              $500         550,280

New York 85.27%                                                                                            55,784,768
Albany Parking Auth,
Rev Ref Ser 2001A                                       5.625     07-15-25       BBB+             750         807,697
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond                               6.750     07-01-40       BBB            1,000       1,086,590
Erie County Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond Ser 2005A                     5.000     06-01-38       BBB            1,000         993,380
Herkimer County Industrial
Development Agency,
Rev Ref Folts Adult Home Ser 2005A                      5.500     03-20-40       Aaa            1,000       1,102,370
Islip Community Development Agency,
Rev Ref NY Institute of Technology                      7.500     03-01-26       AAA            1,500       1,564,425
Jay Street Development Corp,
Rev Lease Jay Street Proj Ser 2001A-2 (P)               2.240     05-01-20       AA+              100         100,000
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3                  7.375     07-01-08       A3               550         590,541
Monroe Newpower Corp,
Rev Ref Pwr Facil                                       5.100     01-01-16       BBB            1,000       1,053,359
Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001A                                     6.250     11-01-21       A3               275         303,913
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001B                                     5.875     11-01-11       A3               330         361,515
New York, City of,
Gen Oblig Unltd Preref Ser 1990B                        8.250     06-01-07       A+               180         196,148
Gen Oblig Unltd Ser 2001B                               5.250     12-01-17       A+             1,500       1,613,850

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                     Interest     Maturity       Credit     Par value
State, issuer, description                               rate     date           rating (A)     (000)           Value
New York (continued)
Gen Oblig Unltd Ser 2004J                               5.000%    05-15-23       A+            $1,000      $1,058,520
Gen Oblig Unltd Unref Bal Ser 1990B                     8.250     06-01-07       A+                20          21,736
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de NY Proj
Ser 2002A                                               5.375     06-01-23       A              1,000       1,049,760
Rev Civic Facil Polytechnic Univ Proj                   6.125     11-01-30       BB+            1,000       1,000,180
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)                                           6.250     03-01-15       BB             1,000       1,062,660
Rev Ref Brooklyn Navy Yard Cogen Partners               5.650     10-01-28       BBB-           1,000       1,003,840
Rev Spec Airport Facil Airis JFK I LLC Proj
Ser 2001A                                               5.500     07-01-28       BBB-           1,000       1,016,710
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                      6.000     06-15-33       AA+              740         840,884
Rev Ref Wtr & Swr Sys                                   5.500     06-15-33       AA+            1,500       1,638,285
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D                                                Zero     06-15-20       AA+            2,000       1,095,800
Rev Unref Bal Wtr & Swr Sys Ser 2000B                   6.000     06-15-33       AA+              460         518,811
Rev Wtr & Swr Sys Ser 2000C (P)                         2.260     06-15-33       AA+              100         100,000
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B                            6.000     11-15-29       AAA            1,000       1,134,430
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11, then 14.000%) (O)                     Zero     11-01-29       AAA            1,000         801,040
New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural
History Ser 2004A                                       5.000     07-01-36       AAA            1,000       1,065,240
New York Local Government Assistance Corp,
Rev Ref Ser 1993C                                       5.500     04-01-17       AA             1,225       1,407,464
New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94                            5.900     10-01-30       Aa1              495         520,215
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B                    Zero     08-15-40       AAA            3,000         368,670
Rev Lease State Univ Dorm Facil Ser 2000A               6.000     07-01-30       AA-            1,000       1,136,850
Rev Lease State Univ Dorm Facil Ser 2004A               5.000     07-01-19       AAA              500         547,965
Rev Miriam Osborn Mem Home Ser 2000B                    6.875     07-01-25       A                750         854,108
Rev North Shore L I Jewish Grp                          5.375     05-01-23       A3             1,000       1,064,810
Rev Ref Concord Nursing Home Inc                        6.500     07-01-29       Aa1              500         550,200
Rev Ref Ser 2002B                                       5.250     11-15-23       AA-            2,000       2,192,200
Rev Ref State Univ Edl Facil Ser 1993A                  5.500     05-15-19       AA-            2,000       2,315,760
Rev Ref State Univ Edl Facil Ser 1993A                  5.250     05-15-15       AAA            1,000       1,123,740
Rev Ref Univ of Rochester Defd Income
Ser 2000A (Zero to 07-01-10, then
6.050%) (O)                                              Zero     07-01-25       AAA            1,000         842,380
Rev State Univ Edl Facil Ser 2000B                      5.375     05-15-23       AA-            1,000       1,106,810
Rev Unref City Univ 4th Ser 2001A                       5.250     07-01-31       AA-              130         144,145

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                     Interest     Maturity       Credit     Par value
State, issuer, description                               rate     date           rating (A)     (000)           Value
New York (continued)
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)                               11.533%    06-15-11       AAA             $500        $709,460
Rev Unref Bal Poll Control Ser 1991E                    6.875     06-15-10       AAA               40          40,524
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W                           6.500     01-01-08       AAA              250         259,668
Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo                                        6.125     01-01-32       Baa3           1,000       1,032,950
Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care Ctr
Newburgh Ser 2001C (G)                                  7.000     08-01-31       BB               500         533,930
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                        5.500     07-15-18       AAA            2,000       2,252,160
Rev Ref Spec Proj KIAC Partners Ser 4 (G)               6.750     10-01-19       BBB            1,500       1,578,135
Sales Tax Asset Receivables Corp,
Rev Ser 2004A                                           5.250     10-15-27       AAA            1,000       1,101,940
Rev Ser 2004A                                           5.000     10-15-32       AAA            1,000       1,066,460
Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp Proj
Ser 2002B                                               6.000     11-01-22       BBB            1,000       1,088,400
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y                           6.125     01-01-21       AAA            1,500       1,879,725
TSASC, Inc.,
Rev Tobacco Settlement Asset Backed
Bond Ser 1                                              5.500     07-15-24       BBB              850         894,846
Upper Mohawk Valley Regional Water
Finance Auth,
Rev Wtr Sys Cap Apprec                                   Zero     04-01-22       Aaa            2,230       1,121,133
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A                               6.000     11-01-30       B              1,150       1,154,945
Westchester Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond                               5.000     06-01-26       BBB            1,000       1,014,580
Williamsville Central School District,
Gen Oblig Unltd Ref                                     5.000     06-15-17       Aaa            1,390       1,527,791
Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers Inc
Ser 2001A                                               6.625     02-01-26       BBB-           1,000       1,171,120

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                     Interest     Maturity       Credit     Par value
State, issuer, description                               rate     date           rating (A)     (000)           Value
Puerto Rico 9.34%                                                                                          $6,110,392
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                       9.120%    07-01-11       AAA           $2,000       2,541,360
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                             7.300     07-01-18       Aaa              500         598,605
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)                          6.250     07-01-12       AAA            1,110       1,307,314
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E                                               5.500     08-01-29       BBB-           1,005       1,126,766
Rev Unref Bal Commonwealth Approp
Ser 2002E                                               5.500     08-01-29       BBB-             495         536,347

Virgin Islands 3.35%                                                                                        2,189,176
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A                                               6.500     10-01-24       BBB              535         605,866
Rev Sub Lien Fund Ln Notes Ser 1998E (G)                5.875     10-01-18       BB+            1,500       1,583,310

                                                                            Interest        Par value
Issuer, description, maturity date                                              rate            (000)           Value

Short-term investments 0.08%                                                                                  $55,000
(Cost $55,000)

Joint Repurchase Agreement 0.08%                                                                               55,000
Investment in a joint repurchase agreement transaction with
Morgan Stanley -- Dated 8-31-05, due 9-1-05 (secured by
U.S. Treasury Inflation Indexed Note 1.875%, due 7-15-13)                      3.550%             $55          55,000

Total investments 98.88%                                                                                  $64,689,616

Other assets and liabilities, net 1.12%                                                                      $734,091

Total net assets 100.00%                                                                                  $65,423,707


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $59,087,238)                           $64,689,616
Cash                                                                      236
Receivable for shares sold                                                986
Interest receivable                                                   842,536
Other assets                                                            5,162

Total assets                                                       65,538,536

Liabilities
Payable for shares repurchased                                         15,477
Dividends payable                                                       6,562
Payable to affiliates
Management fees                                                        29,396
Distribution and service fees                                           4,738
Other                                                                   5,259
Other payables and accrued expenses                                    53,397

Total liabilities                                                     114,829

Net assets
Capital paid-in                                                    60,569,395
Accumulated net realized loss on investments
and swap contracts                                                   (767,138)
Net unrealized appreciation of investments                          5,602,378
Accumulated net investment income                                      19,072

Net assets                                                        $65,423,707

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($43,675,006 [DIV] 3,463,576 shares)                           $12.61
Class B ($17,232,456 [DIV] 1,366,590 shares)                           $12.61
Class C ($4,516,245 [DIV] 358,156 shares)                              $12.61

Maximum offering price per share
Class A 1 ($12.61 [DIV] 95.5%)                                         $13.20

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $3,467,310

Total investment income                                             3,467,310

Expenses
Investment management fees                                            330,990
Class A distribution and service fees                                 129,187
Class B distribution and service fees                                 184,717
Class C distribution and service fees                                  46,639
Transfer agent fees                                                    51,593
Custodian fees                                                         29,704
Professional fees                                                      28,341
Printing                                                               23,451
Miscellaneous                                                          20,870
Accounting and legal services fees                                     15,708
Trustees' fees                                                          3,128
Interest                                                                1,365
Registration and filing fees                                              783

Total expenses                                                        866,476
Less expense reductions                                                (2,520)

Net expenses                                                          863,956

Net investment income                                               2,603,354

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                           388,216
Swap contracts                                                        (93,916)

Change in net unrealized appreciation
(depreciation) of investments                                         482,944

Net realized and unrealized gain                                      777,244

Increase in net assets from operations                             $3,380,598

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                 Year           Year
                                                ended          ended
                                              8-31-04        8-31-05
Increase (decrease) in net assets
From operations

Net investment income                      $2,886,629     $2,603,354

Net realized gain                             309,089        294,300
Change in net unrealized
appreciation (depreciation)                 1,811,987        482,944

Increase in net assets resulting
from operations                             5,007,705      3,380,598

Distributions to shareholders
From net investment income
Class A                                    (1,946,203)    (1,795,694)
Class B                                      (760,239)      (641,513)
Class C                                      (176,133)      (161,892)
                                           (2,882,575)    (2,599,099)
From Fund share transactions               (6,137,757)    (3,433,083)

Net assets
Beginning of period                        72,087,918     68,075,291

End of period 1                           $68,075,291    $65,423,707

1 Includes accumulated net investment income of $19,071, and $19,072, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           8-31-01     8-31-02 1   8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                                     $11.82      $12.57      $12.48      $12.10      $12.46
Net investment income 2                                   0.58        0.58        0.56        0.54        0.52
Net realized and unrealized
gain (loss) on investments                                0.75       (0.09)      (0.38)       0.36        0.15
Total from
investment operations                                     1.33        0.49        0.18        0.90        0.67
Less distributions
From net investment income                               (0.58)      (0.58)      (0.56)      (0.54)      (0.52)
Net asset value, end of period                          $12.57      $12.48      $12.10      $12.46      $12.61
Total return 3 (%)                                       11.54 4      4.04 4      1.43 4      7.54 4      5.50

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $48         $49         $46         $44         $44
Ratio of expenses
to average net assets (%)                                 0.97        1.05        1.00        1.01        1.06
Ratio of adjusted expenses
to average net assets 5 (%)                               1.12        1.06        1.02        1.02          --
Ratio of net investment income
to average net assets (%)                                 4.77        4.71        4.55        4.35        4.18
Portfolio turnover (%)                                      54          36          17          43          25

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                           8-31-01     8-31-02 1   8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                                     $11.82      $12.57      $12.48      $12.10      $12.46
Net investment income 2                                   0.49        0.49        0.47        0.45        0.43
Net realized and unrealized
gain (loss) on investments                                0.75       (0.09)      (0.38)       0.36        0.15
Total from
investment operations                                     1.24        0.40        0.09        0.81        0.58
Less distributions
From net investment income                               (0.49)      (0.49)      (0.47)      (0.45)      (0.43)
Net asset value, end of period                          $12.57      $12.48      $12.10      $12.46      $12.61
Total return 3 (%)                                       10.76 4      3.31 4      0.72 4      6.80 4      4.77

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $17         $23         $22         $20         $17
Ratio of expenses
to average net assets (%)                                 1.67        1.75        1.70        1.71        1.76
Ratio of adjusted expenses
to average net assets 5 (%)                               1.82        1.76        1.72        1.72          --
Ratio of net investment income
to average net assets (%)                                 4.07        4.01        3.85        3.65        3.48
Portfolio turnover (%)                                      54          36          17          43          25

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                           8-31-01     8-31-02 1   8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                                     $11.82      $12.57      $12.48      $12.10      $12.46
Net investment income 2                                   0.50        0.49        0.47        0.45        0.43
Net realized and unrealized
gain (loss) on investments                                0.75       (0.09)      (0.38)       0.36        0.15
Total from
investment operations                                     1.25        0.40        0.09        0.81        0.58
Less distributions
From net investment income                               (0.50)      (0.49)      (0.47)      (0.45)      (0.43)
Net asset value, end of period                          $12.57      $12.48      $12.10      $12.46      $12.61
Total return 3 (%)                                       10.77 4      3.31 4      0.72 4      6.80 4      4.77

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $1          $3          $5          $5          $5
Ratio of expenses
to average net assets (%)                                 1.67        1.75        1.70        1.71        1.76
Ratio of adjusted expenses
to average net assets 5 (%)                               1.82        1.76        1.72        1.72          --
Ratio of net investment income
to average net assets (%)                                 4.07        4.01        3.81        3.65        3.48
Portfolio turnover (%)                                      54          36          17          43          25

1 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. This change had no effect on per share amounts for the year ended 8-31-02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock New York Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of
the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had no interest rate swap contracts open on August 31, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is re quired. For federal income tax purposes, the Fund has $717,524 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the

Fund, no capital gain dis tributions will be made. The loss carry forward expires as follows: August 31, 2008 -- $119,641, August 31, 2010 -- $181,898, August 31, 2011 -- $414,533 and August 31, 2012 -- $1,452.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $4,797 and exempt income $2,877,778. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,692 and exempt income $2,596,407. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2005, the components of distributable earnings on a tax basis in cluded $29,608 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $2,520, which had no impact on the Fund's ratio of expenses to average net assets, for the year ended August 31, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of

Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2005, JH Funds received net up-front sales charges of $63,633 with regard to sales of Class A shares. Of this amount, $8,384 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $43,268 was paid as sales commissions to unrelated broker-dealers and $11,981 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2005, CDSCs received by JH Funds amounted to $48,005 for Class B shares and $1 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total monthly transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $15,708. The Fund also paid the Adviser the amount of $333 for certain publishing services, included in the printing fees and the amount of $926 for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as an affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04            Year ended 8-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         261,614      $3,225,240       275,656      $3,450,163
Distributions reinvested     108,586       1,341,333        99,529       1,245,508
Repurchased                 (638,810)     (7,903,509)     (411,025)     (5,140,957)
Net decrease                (268,610)    ($3,336,936)      (35,840)      ($445,286)

Class B shares
Sold                          88,132      $1,094,355        76,183        $951,422
Distributions reinvested      37,194         459,459        29,637         370,864
Repurchased                 (339,246)     (4,186,969)     (322,709)     (4,037,119)
Net decrease                (213,920)    ($2,633,155)     (216,889)    ($2,714,833)

Class C shares
Sold                          40,987        $512,456        29,713        $371,933
Distributions reinvested       7,971          98,301         8,575         107,317
Repurchased                  (62,813)       (778,423)      (60,071)       (752,214)
Net decrease                 (13,855)      ($167,666)      (21,783)      ($272,964)

Net decrease                (496,385)    ($6,137,757)     (274,512)    ($3,433,083)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2005, aggregated $16,093,296 and $19,779,133, respectively.

The cost of investments owned on August 31, 2005, including short-term investments, for federal income tax purposes, was $59,059,390. Gross unrealized appreciation and depreciation of investments aggregated $5,630,226 and zero, respectively, resulting in net unrealized appreciation of $5,630,226. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $64, a decrease in accumulated net investment income of $4,254 and an increase in capital paid-in of $4,190. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and accretion of market discount tax adjustment. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 3,858,905 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                WITHHELD
                                   FOR         AUTHORITY
----------------------------------------------------------------
James F. Carlin                    3,829,012      29,893
Richard P. Chapman, Jr.            3,829,271      29,634
William H. Cunningham              3,830,174      28,731
Ronald R. Dion                     3,829,915      28,990
Charles L. Ladner                  3,829,915      28,990
Dr. John A. Moore                  3,829,271      29,634
Patti McGill Peterson              3,830,174      28,731
Steven R. Pruchansky               3,829,915      28,990
James A. Shepherdson*              3,830,174      28,731

* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS'
REPORT

Report of
Independent
Registered Public
Accounting Firm


To the Board of Trustees and Shareholders of John Hancock
New York Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the "Fund") at August 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2005.

None of the 2005 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.90% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 11.76%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock New
York Tax-Free
Income Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Tax-Exempt Series Fund (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the John Hancock New York Tax-Free Income Fund (the "Fund").

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was consistently higher than the median and average performance of its Universe, and was higher than or not appreciably lower than the performance of its benchmark indexes, the Lipper New York Municipal Debt Funds Index and the Lehman Municipal Bond Index, for the time periods under review.

Investment advisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group's and Universe's median total operating expense ratio. The Board also noted that contributors to such difference were the Fund's transfer agency, Rule 12b-1 and non-Rule 12b-1 service fees and custodian expenses. The Board favorably considered the Adviser's and transfer agent's commitment to developing initiatives designed to reduce their overall fees and expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall performance and plans to reduce the Fund's overall fees and expenses supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Ronald R. Dion, Born: 1946                                                                  2005                53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940                                                                 2005                53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       1987                53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           2005                148
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


31


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               2005                148
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner, 2 Born: 1938                                                             2004                148
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore, 2 Born: 1939                                                                 1996                53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            2005                53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee 3

James R. Boyle, Born: 1959                                                                  2005                148
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).


32


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; President, John Hancock Trust;
Chairman and President, NM Capital Management, Inc. (NM Capital) (since
2005); Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); Executive Vice President, John Hancock Funds
(until 2005).

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds; Assistant Treasurer of each of the John
Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947                                                                                2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments --
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments -- Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955                                                                                      2005
Executive Vice President and Chief Financial Officer
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign Asset
Management Corp., the Berkeley Financial Group, LLC and John Hancock Funds,
LLC (since 2005); Vice President and General Manager, Fixed Annuities, U.S.
Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (July 2000 thru September 2004).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

---------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

---------------------------------------------------------
Allocation            Allocation Growth + Value Portfolio
                      Allocation Core Portfolio

---------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

---------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

---------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

---------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

---------------------------------------------------------

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
-------------------------------------------------
Transfer money from one account to another.
-------------------------------------------------
Get current quotes for major market indexes.
-------------------------------------------------
Use our online calculators to help you with your
financial goals.
-------------------------------------------------
Get up-to-date commentary from John Hancock Funds
investment experts.
-------------------------------------------------
Access forms, applications and tax information.
-------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone              On the Fund's Web site        On the SEC's Web site

1-800-225-5291        www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet       www.jhfunds.com

Mail           Regular mail:                       Express mail:
               John Hancock                        John Hancock
               Signature Services, Inc.            Signature Services, Inc.
               1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
               Boston, MA 02217-1000               380 Stuart Street
Boston, MA 02116

Phone          Customer service representatives    1-800-225-5291
               24-hour automated information       1-800-338-8080
               TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
New York Tax-Free Income Fund.


7600A   8/05
       10/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $39,000 for the fiscal year ended August 31, 2004 (broken out as follows:
John Hancock Massachusetts Tax-Free Income Fund - $19,500 and John Hancock New York Tax-Free Income Fund - $19,500) and $40,870 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $20,435 and John Hancock New York Tax-Free Income Fund - $20,435). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended August 31, 2004 and fiscal year ended August 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $6,400 for the fiscal year ended August 31, 2004 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $3,200 and John Hancock New York Tax-Free Income Fund - $3,200) and $6,800 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $3,400 and John Hancock New York Tax-Free Income Fund - $3,400). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended August 31, 2004 and fiscal year ended August 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended August 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $11,400 for the fiscal year ended August 31, 2004, and $128,631 for the fiscal year ended August 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: October 27, 2005